Share Capital (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 21, 2024 USD ($)	Oct. 02, 2024 shares	Sep. 04, 2024 $ / shares shares	Jul. 19, 2024 HKD ($)	Feb. 05, 2024 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Jan. 08, 2019 USD ($) $ / shares shares
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares						$ 1
Shareholder, ordinary shares	12,500,000
Outstanding Balance (in Dollars)					$ 1,426,750		$ 18,679,181	$ 2,391,425
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Number of ordinary shares issued				597,856
Par value per share (in Dollars per share) | $ / shares				$ 4
Re-designated ordinary shares	98,000,000
Number of voting rights	one
Class B Ordinary Shares [Member]
Share Capital [Line Items]
Re-designated ordinary shares	2,000,000
Number of voting rights	twenty
Bottom of range [member]
Share Capital [Line Items]
Number of ordinary shares issued	500,000,000
Top of range [member]
Share Capital [Line Items]
Number of ordinary shares issued	100,000,000
BVI [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares									$ 1
YA II PN, Ltd. [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Authorized share capital (in Dollars) | $		$ 63,898,000,000
Ordinary shares [member]
Share Capital [Line Items]
Authorized share capital (in Dollars) | $									$ 50,000
Number of ordinary shares issued									50,000
Par value per share (in Dollars per share) | $ / shares	$ 0.0001
Surrendered ordinary shares	487,500,000
Ordinary shares [member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Number of ordinary shares issued	12,500,000
Re-designated ordinary shares	10,500,000
Ordinary shares [member] | Class B Ordinary Shares [Member]
Share Capital [Line Items]
Re-designated ordinary shares	2,000,000
Ordinary shares [member] | Bottom of range [member]
Share Capital [Line Items]
Authorized share capital (in Dollars) | $						$ 50,000
Number of ordinary shares issued						50,000
Par value per share (in Dollars per share) | $ / shares						$ 1
Ordinary shares [member] | Top of range [member]
Share Capital [Line Items]
Authorized share capital (in Dollars) | $	$ 50,000
Number of ordinary shares issued	500,000,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Purchase of Additional Ordinary Shares			99,765